Trade receivables (Tables)	12 Months Ended
Dec. 31, 2022
Sales
Schedule of other operating income

(in millions of euros)	2022	2021	2020
Net banking income (NBI)	124	119	79
Income from customer collection	91	89	101
Site rentals and franchises income	34	87	54
Tax credits and subsidies	48	44	31
Income from universal service	3	4	4
Other income	447	441	336
Total	747	783	604

Schedule of trade receivables

(in millions of euros)	2022	2021	2020
Net book value of trade receivables - in the opening balance	6,029	5,620	5,320
Business related variations	299	(53)	379
Changes in the scope of consolidation(1)	(3)	389	4
Translation adjustment	(76)	36	(90)
Reclassifications and other items	56	36	7
Net book value of trade receivables - in the closing balance	6,305	6,029	5,620
(1)

Changes in the scope of consolidation in 2021 included the externalization of Orange SA's trade receivables from concession contracts resulting from the loss of sole control over Orange Concessions for 288 million euros and the integration of Telekom Romania Communications for 100 million euros.

Schedule of categories of trade receivables

(in millions of euros)	December 31,	December 31,	December 31,
	2022	2021	2020
Net trade receivables, depreciated according to their age	1,191	1,204	1,145
Net trade receivables, depreciated according to other criteria	324	422	400
Net trade receivables past due	1,515	1,627	1,544
Net trade receivables not past due(1)	4,790	4,402	4,076
Net trade receivables	6,305	6,029	5,620
o/w short-term trade receivables	6,022	5,793	5,382
o/w long-term trade receivables	283	236	238

(1)	Not past due receivables are presented net of the balance of expected losses on trade receivables, which amounted to (46) million euros at December 31, 2022, (54) million euros at December 31, 2021 and (56) million euros at December 31, 2020.

Schedule of allowances on trade receivables

(in millions of euros)	2022	2021	2020
Allowances on trade receivables - in the opening balance	(1,012)	(983)	(888)
Net addition with impact on income statement (1)	(208)	(212)	(383)
Losses on trade receivables	218	283	275
Changes in the scope of consolidation(2)	(6)	(91)	—
Translation adjustment	16	(7)	13
Reclassifications and other items	(4)	(1)	—
Allowances on trade receivables - in the closing balance	(996)	(1,012)	(983)
(1)	In 2020, the change in impairment of trade receivables included an effect of (129) million euros on the telecoms business in connection with the impact of the health crisis.
(2)	In 2021, the change in scope of consolidation is mainly related to the integration of Telekom Romania Communications.

Schedule of customer contract net assets and liabilities

(in millions of euros)	December 31, 2022	December 31, 2021	December 31, 2020
Customer contract net assets (1)	733	740	709
Costs of obtaining a contract	298	294	262
Costs to fulfill a contract	539	426	265
Total customer contract net assets	1,570	1,460	1,236
Prepaid telephone cards	(175)	(186)	(197)
Connection fees	(507)	(563)	(589)
Loyalty programs	(31)	(29)	(25)
Other deferred revenue (2)	(1,847)	(1,717)	(1,158)
Other customer contract liabilities	(19)	(17)	(15)
Total deferred revenue related to customer contracts	(2,579)	(2,512)	(1,984)
Total customer contract net assets and liabilities	(1,009)	(1,052)	(748)

(1)	Assets net of performance obligations.
(2)	Includes in particular subscriptions. The change in Other deferred revenue is detailed below.

Schedule of reconciliation of customer contract net assets

(in millions of euros)	2022	2021	2020
Customer contract net assets - in the opening balance	740	709	771
Business related variations(1)	(1)	30	(60)
Changes in the scope of consolidation	—	4	—
Translation adjustment	(1)	—	(3)
Reclassifications and other items	(6)	(3)	—
Customer contract net assets - in the closing balance	733	740	709

(1)	Mainly includes new contract assets net of related liabilities, transfer of net contract assets directly to trade receivables and impairment in the period.

(in millions of euros)	2022	2021	2020
Costs of obtaining a contract - in the opening balance	294	262	258
Business related variations	6	20	11
Changes in the scope of consolidation	—	12	—
Translation adjustment	(2)	(1)	(7)
Reclassifications and other items	—	—	—
Costs of obtaining a contract - in the closing balance	298	294	262

(in millions of euros)	2022	2021	2020
Costs to fulfill a contract - in the opening balance	426	265	181
Business related variations	122	31	21
Changes in the scope of consolidation	—	—	—
Translation adjustment	(5)	11	(12)
Reclassifications and other items	(4)	118	75
Costs to fulfill a contract - in the closing balance	539	426	265

Schedule of deferred revenue related to customer contracts

Below is presented the change in deferred income related to customer contracts (prepaid telephone cards, connection fees, loyalty programs and other unearned income) in the statement of financial position:

(in millions of euros)	2022	2021	2020
Deferred revenue related to customer contracts - in the opening balance	2,512	1,984	2,093
Business related variations(1)	101	220	(73)
Changes in the scope of consolidation(2)	1	183	—
Translation adjustment	(23)	13	(31)
Reclassifications and other items	(13)	112	(6)
Deferred revenue related to customer contracts - in the closing balance	2,579	2,512	1,984

(1)	In 2022, business-related changes mainly concern contracts for the provision of the Orange network in Spain.
(2)	In 2021, changes in the scope of consolidation mainly concerned prepayment of services for the construction of the network of FiberCo in Poland to Orange Polska and the integration of Telekom Romania Communications.

Schedule of disclosure of transaction price allocated to remaining performance obligations

(in millions of euros)	December 31, 2022
Less than one year	6,589
Between 1 and 2 years	2,739
Between 2 and 3 years	943
Between 3 and 4 years	433
Between 4 and 5 years	216
More than 5 years	184
Total remaining performance obligations	11,104

Schedule of other assets

	December 31,	December 31,	December 31,
(in millions of euros)	2022	2021	2020
Advances and downpayments	177	147	116
Submarine cable consortiums (1)	230	194	258
Security deposits paid	96	105	93
Orange Money - isolation of electronic money (1)	1,242	1,030	825
Other(2)	688	654	545
Total	2,433	2,130	1,837

(1)	These receivables are offset by the liabilities of the same amount (see accounting policies below and Note 5.7).
(2)	Includes a receivable due under a transmission capacity agreement for an FTTH network in Spain in 2020.

(in millions of euros)	2022	2021	2020
Other assets - in the opening balance	2,130	1,837	1,383
Business related variations(1)	304	236	495
Changes in the scope of consolidation	5	24	0
Translation adjustment	(17)	28	(32)
Reclassifications and other items	11	5	(9)
Other assets - in the closing balance	2,433	2,130	1,837
o/w other non-current assets	216	254	136
o/w other current assets	2,217	1,875	1,701

(1)	Includes a receivable due under a transmission capacity agreement for an FTTH network in Spain in 2020.